Schedule of Investments (unaudited)	iShares® MSCI France ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.1%
Airbus SE	261,144	$30,604,981
Dassault Aviation SA	11,175	1,894,166
Safran SA	151,395	15,686,198
Thales SA	47,266	5,771,861
		53,957,206
Auto Components — 1.6%
Cie. Generale des Etablissements Michelin SCA	75,126	9,794,115
Valeo.	91,230	2,027,530
		11,821,645
Automobiles — 0.3%
Renault SA(a)	85,018	2,344,993

Banks — 5.7%
BNP Paribas SA	492,499	28,188,466
Credit Agricole SA	551,696	6,125,425
Societe Generale SA	352,203	9,490,998
		43,804,889
Beverages — 2.6%
Pernod Ricard SA	92,797	18,224,162
Remy Cointreau SA	10,191	1,876,880
		20,101,042
Building Products — 1.7%
Cie. de Saint-Gobain	220,471	13,068,156

Capital Markets — 0.6%
Amundi SA(b)	27,030	1,574,331
Euronext NV(b)	37,955	3,288,257
		4,862,588
Chemicals — 5.3%
Air Liquide SA	210,548	36,881,217
Arkema SA	26,317	3,186,172
		40,067,389
Construction & Engineering — 3.9%
Bouygues SA	102,097	3,525,677
Eiffage SA	37,061	3,671,704
Vinci SA	236,333	22,806,156
		30,003,537
Diversified Financial Services — 0.4%
Eurazeo SE	19,316	1,492,021
Wendel SE	12,085	1,243,581
		2,735,602
Diversified Telecommunication Services — 1.5%
Orange SA	883,703	11,062,616

Electric Utilities — 0.3%
Electricite de France SA(c)	248,356	2,205,013

Electrical Equipment — 5.7%
Legrand SA	118,466	10,266,721
Schneider Electric SE	239,448	33,257,355
		43,524,076
Entertainment — 1.1%
Bollore SE	392,375	2,093,385
Ubisoft Entertainment SA(a)	41,872	2,201,339
Vivendi SE	318,942	3,807,719
		8,102,443
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.3%
Covivio	20,929	$1,528,248
Gecina SA	20,355	2,394,795
Klepierre SA	95,337	2,176,294
Unibail-Rodamco-Westfield(a)	52,156	3,654,629
		9,753,966
Food & Staples Retailing — 0.7%
Carrefour SA	274,944	5,639,412

Food Products — 2.2%
Danone SA	289,373	17,025,976

Health Care Equipment & Supplies — 0.3%
BioMerieux	18,446	1,940,718

Health Care Providers & Services — 0.7%
Eurofins Scientific SE	59,611	5,564,408

Hotels, Restaurants & Leisure — 0.9%
Accor SA(a)	75,406	2,481,214
La Francaise des Jeux SAEM(b)	46,570	1,698,903
Sodexo SA	39,221	2,930,314
		7,110,431
Household Durables — 0.2%
SEB SA	11,019	1,175,681

Insurance — 2.9%
AXA SA	858,055	21,710,382

IT Services — 3.1%
Capgemini SE	72,555	14,098,360
Edenred	110,447	5,455,619
Worldline SA/France(a)(b)	105,606	4,321,222
		23,875,201
Life Sciences Tools & Services — 0.6%
Sartorius Stedim Biotech	12,262	4,235,660

Machinery — 0.5%
Alstom SA	140,551	3,849,394

Media — 0.7%
Publicis Groupe SA	101,044	5,534,834

Metals & Mining — 1.1%
ArcelorMittal SA	269,897	8,641,322

Multi-Utilities — 2.5%
Engie SA	809,031	10,875,063
Veolia Environnement SA	294,482	8,241,445
		19,116,508
Oil, Gas & Consumable Fuels — 8.5%
TotalEnergies SE	1,098,199	64,994,790

Personal Products — 4.9%
L’Oreal SA	106,682	37,681,306

Pharmaceuticals — 7.3%
Ipsen SA	16,723	1,674,399
Sanofi	503,719	53,901,894
		55,576,293
Professional Services — 1.6%
Bureau Veritas SA	130,847	3,780,957
Teleperformance	26,018	8,638,539
		12,419,496

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.6%
STMicroelectronics NV	302,731	$12,121,666

Software — 1.6%
Dassault Systemes SE	295,431	12,456,447

Textiles, Apparel & Luxury Goods — 17.7%
EssilorLuxottica SA	127,370	20,572,061
Hermes International	14,028	16,772,733
Kering SA	33,138	18,226,948
LVMH Moet Hennessy Louis Vuitton SE	122,970	79,392,632
		134,964,374
Transportation Infrastructure — 0.8%
Aeroports de Paris(a)	13,126	1,965,915
Getlink SE	194,898	3,756,464
		5,722,379
Total Common Stocks — 99.5%
(Cost: $840,991,025)		758,771,839

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	162,128	162,128
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	8,340,000	$8,340,000
		8,502,128
Total Short-Term Securities — 1.1%
(Cost: $8,502,112)		8,502,128

Total Investments in Securities — 100.6%
(Cost: $849,493,137)		767,273,967

Liabilities in Excess of Other Assets — (0.6)%		(4,603,092)

Net Assets — 100.0%		$762,670,875

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,424	$140,732	(a)	$—	$(44)	$16	$162,128	162,128	$10,630	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	350,000	7,990,000	(a)	—	—	—	8,340,000	8,340,000	7,173		—
					$(44)	$16	$8,502,128		$17,803		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	61	06/17/22	$4,236	$55,703

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$758,771,839	$—	$758,771,839
Money Market Funds	8,502,128	—	—	8,502,128
	$8,502,128	$758,771,839	$—	$767,273,967
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$55,703	$—	$55,703

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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